Segment information - Product Sales (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) customer	Dec. 31, 2016 USD ($) customer	Dec. 31, 2015 USD ($) customer
Disclosure of geographical location
Product Sales	$ 20,152	$ 21,319	$ 23,641
Number of transactions with wholesaler | customer	0	1	2
Customer one, 2017
Disclosure of geographical location
Product Sales	$ 0
Customer one, 2016
Disclosure of geographical location
Product Sales		$ 2,851
Customer one, 2015
Disclosure of geographical location
Product Sales			$ 3,458
Customer two, 2015
Disclosure of geographical location
Product Sales			2,757
UK
Disclosure of geographical location
Product Sales	489	487	588
Continental Europe
Disclosure of geographical location
Product Sales	4,712	4,987	5,180
The Americas
Disclosure of geographical location
Product Sales	7,467	8,717	11,031
Asia, Africa And Australasia
Disclosure of geographical location
Product Sales	$ 7,484	$ 7,128	$ 6,842